Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000190645 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000190645 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000190645 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000190645 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000190645 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190645 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000190645 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000190645 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000190645 [Member] | BAE Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000190645 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000190645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000190645 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000190645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000190645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000190645 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000190645 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000190645 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000190645 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000190645 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000190645 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000017158 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017158 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000017158 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000017158 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017158 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000017158 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000017158 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017158 [Member] | BAE Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000017158 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000017158 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
C000017158 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000017158 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000017158 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000017158 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000017158 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000017158 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017158 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000017158 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000246484 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000246484 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000246484 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000246484 [Member] | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000246484 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000246484 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000246484 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000246484 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000246484 [Member] | Alcon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000246484 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000246484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
C000246484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[1]
C000246484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%	[1]
C000246484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%	[1]
C000246484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%	[1]
C000246484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[1]
C000246484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%	[1]
C000246484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.52%	[1]
C000246484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000246484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
C000246484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000246484 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000246484 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000246484 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000246484 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000246484 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.18%
C000246484 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000246484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000246484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000246484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017159 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000017159 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000017159 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000017159 [Member] | Deutsche Telekom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000017159 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017159 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000017159 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000017159 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017159 [Member] | Alcon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017159 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000017159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[2]
C000017159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[2]
C000017159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%	[2]
C000017159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%	[2]
C000017159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%	[2]
C000017159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[2]
C000017159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.07%	[2]
C000017159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.52%	[2]
C000017159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000017159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[2]
C000017159 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000017159 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000017159 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000017159 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000017159 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000017159 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.18%
C000017159 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000017159 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000017159 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000017159 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000190647 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000190647 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190647 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000190647 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000190647 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000190647 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000190647 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000190647 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000190647 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000190647 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%	[3]
C000190647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%	[3]
C000190647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[3]
C000190647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[3]
C000190647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%	[3]
C000190647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[3]
C000190647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[3]
C000190647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%	[3]
C000190647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[3]
C000017162 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000017162 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017162 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
C000017162 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017162 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000017162 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000017162 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000017162 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000017162 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000017162 [Member] | LPL Financial Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000017162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%	[4]
C000017162 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.38%	[4]
C000017162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[4]
C000017162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[4]
C000017162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.82%	[4]
C000017162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[4]
C000017162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[4]
C000017162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%	[4]
C000017162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[4]
C000190648 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000190648 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000190648 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000190648 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000190648 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000190648 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000190648 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000190648 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000190648 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000190648 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000190648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[5]
C000190648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000190648 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[5]
C000190648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%	[5]
C000190648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[5]
C000190648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[5]
C000190648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.07%	[5]
C000017166 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000017166 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
C000017166 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000017166 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017166 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000017166 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.76%
C000017166 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000017166 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000017166 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000017166 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[6]
C000017166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000017166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[6]
C000017166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.27%	[6]
C000017166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[6]
C000017166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[6]
C000017166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.07%	[6]
C000203521 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000203521 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000203521 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000203521 [Member] | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000203521 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000203521 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203521 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000203521 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000203521 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000203521 [Member] | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000203521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[7]
C000203521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[7]
C000203521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%	[7]
C000203521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[7]
C000203521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[7]
C000203521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[7]
C000203521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%	[7]
C000203521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[7]
C000203521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[7]
C000017167 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000017167 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017167 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000017167 [Member] | American Superconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000017167 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017167 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017167 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000017167 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000017167 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000017167 [Member] | Integer Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000017167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[8]
C000017167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%	[8]
C000017167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%	[8]
C000017167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[8]
C000017167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[8]
C000017167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[8]
C000017167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.03%	[8]
C000017167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[8]
C000017167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[8]
C000017168 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000017168 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000017168 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000017168 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000017168 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000017168 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000017168 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000017168 [Member] | Pinnacle Financial Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000017168 [Member] | Reinsurance Group of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017168 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000017168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[9]
C000017168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%	[9]
C000017168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.83%	[9]
C000017168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[9]
C000017168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[9]
C000017168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%	[9]
C000017168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000017168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[9]
C000017168 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%	[9]
C000017168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[9]
C000017168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[9]
C000017169 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017169 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000017169 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017169 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000017169 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017169 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017169 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000017169 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017169 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017169 [Member] | CME Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000017169 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017169 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.73%
C000017169 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.37%
C000017169 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
C000017169 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
C000017169 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000017169 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000017169 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000017169 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000017170 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017170 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000017170 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017170 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000017170 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000017170 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017170 [Member] | CSX [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000017170 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017170 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017170 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[10]
C000017170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.71%	[10]
C000017170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.11%	[10]
C000017170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[10]
C000017170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[10]
C000017170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%	[10]
C000017170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%	[10]
C000017170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%	[10]
C000017170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.81%	[10]
C000017170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[10]
C000017170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000017171 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.87%
C000017171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.64%
C000017171 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000017171 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
C000017171 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000017171 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.42%
C000017171 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000017171 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000017171 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017172 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000017172 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000017172 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000017172 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017172 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000017172 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000017172 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017172 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000017172 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017172 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000017172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[11]
C000017172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.41%	[11]
C000017172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[11]
C000017172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[11]
C000017172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%	[11]
C000017172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[11]
C000017172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[11]
C000017172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[11]
C000017172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[11]
C000017172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[11]
C000017174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
C000017174 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000017174 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000017174 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000017174 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000017174 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000017174 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000017174 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000017174 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000017174 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000017174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.87%	[12]
C000017174 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000017174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[12]
C000017174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[12]
C000017174 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.17%	[12]
C000017175 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.51%
C000017175 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017175 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000017175 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
C000017175 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017175 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000017175 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
C000017175 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000017175 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017175 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.05%	[13]
C000017175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%	[13]
C000017175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[13]
C000017175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[13]
C000017175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[13]
C000017175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[13]
C000017175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[13]
C000017175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.61%	[13]
C000190649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000190649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000190649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000190649 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190649 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000190649 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000190649 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000190649 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000190649 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000190649 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000017176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000017176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000017176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000017176 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017176 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000017176 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017176 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000017176 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000017176 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000017176 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000017177 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017177 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000017177 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000017177 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000017177 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017177 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017177 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000017177 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000017177 [Member] | BAE Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017177 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[14]
C000017177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.62%	[14]
C000017177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%	[14]
C000017177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[14]
C000017177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.32%	[14]
C000017177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%	[14]
C000017177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%	[14]
C000017177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.26%	[14]
C000017177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[14]
C000017177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[14]
C000017177 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000017177 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.47%
C000017177 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000017177 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000017177 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017177 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000017177 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000017177 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000017177 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017177 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.04%
C000190650 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000190650 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000190650 [Member] | HF Sinclair [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000190650 [Member] | ARC Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000190650 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000190650 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000190650 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190650 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190650 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000190650 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000190650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.38%	[15]
C000190650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[15]
C000190650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[15]
C000190650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[15]
C000190650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[15]
C000032174 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000032174 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000032174 [Member] | HF Sinclair [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
C000032174 [Member] | ARC Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000032174 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000032174 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000032174 [Member] | Kimbell Royalty Partners [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032174 [Member] | Tourmaline Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032174 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000032174 [Member] | Permian Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000032174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.38%	[16]
C000032174 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[16]
C000032174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[16]
C000032174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[16]
C000032174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[16]
C000057543 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
C000057543 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000057543 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000057543 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.92%
C000057543 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000057543 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000057543 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000057543 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.64%
C000057543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000057543 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000057543 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.92%
C000057543 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.25%
C000057544 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.37%
C000057544 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000057544 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.28%
C000057544 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
C000057544 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.95%
C000057544 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000057544 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000057544 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000057544 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057544 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.54%
C000057544 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057544 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057544 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.95%
C000057544 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.28%
C000057545 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000057545 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000057545 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.28%
C000057545 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000057545 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.99%
C000057545 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000057545 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000057545 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000057545 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000057545 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%
C000057545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057545 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057545 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.99%
C000057545 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.32%
C000057546 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.89%
C000057546 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000057546 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
C000057546 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000057546 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000057546 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000057546 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000057546 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000057546 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057546 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.42%
C000057546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057546 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.78%
C000057546 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
C000057546 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.35%
C000057547 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.67%
C000057547 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.48%
C000057547 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
C000057547 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
C000057547 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000057547 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000057547 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000057547 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000057547 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000057547 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000057547 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057547 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.78%
C000057547 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000057547 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.36%
C000091476 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.39%
C000091476 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000091476 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000091476 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000091476 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.18%
C000091476 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.25%
C000091476 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000091476 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000091476 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000091476 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000129560 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000129560 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000129560 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.95%
C000129560 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.87%
C000129560 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000129560 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000129560 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000129560 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000129560 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000129560 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.87%
C000129560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000129560 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.03%
C000129560 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000129560 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.51%
C000129561 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000129561 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000129561 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000129561 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.24%
C000129561 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000129561 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000129561 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000129561 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129561 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000129561 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.12%
C000129561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
C000129561 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.06%
C000129561 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000129561 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.41%
C000129562 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129562 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000129562 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129562 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
C000129562 [Member] | Macquarie VIP International Core Equity Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
C000129562 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000129562 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000129562 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000129562 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000129562 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
C000129562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129562 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000129562 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.77%
C000129562 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.67%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[16]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.